Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income Taxes

14. Income Taxes

The tax effects of temporary differences that give rise to deferred tax assets and liabilities as of June 30, 2023 and December 31, 2022 are presented below:

	As of
	June 30, 2023	December 31, 2022
	$’000	$’000
Deferred tax assets:
Net operating loss carryforwards	10,690	10,615
Receivable allowance	7	5
Stock-based compensation	17	15
Intangible assets	386	314
Right to use asset	471	—
Deferred revenues	267	204
Leases	—	32
Gross deferred tax asset	11,838	11,185
Deferred tax liabilities:
Property and equipment	(163)	(160)
Right to use liability	(442)	—
Gross deferred tax liabilities	(605)	(160)
Net deferred tax assets	11,233	11,025
Valuation allowance	(11,233)	(11,025)
Net deferred tax asset, net of valuation allowance	—	—

Muscle Maker, Inc.

Notes to the Condensed Consolidated Financial Statements (Unaudited)

The income tax expense for the periods shown consist of the following:

	As of
	June 30, 2023	December 31, 2022
	$’000	$’000
Federal:
Current	—	—
Deferred	—	—
State and local:
Current	6	25
Deferred	—	—
	6	25
Change in valuation allowance	—	—
Income tax expense	6	25

A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate for the periods shown, are as follows:

	As of
	June 30, 2023	December 31, 2022
Federal income tax benefit at statutory rate	21.0%	21.0%
State income tax benefit, net of federal impact	(0.6)%	(0.5)%
Permanent differences	(4.7)%	(0.1)%
PPP loan forgiveness	—%	0.4%
Return to provision adjustments	—%	3.3%
Deferred tax asset true up- State	—%	(14.5)%
Deferred tax asset true up- Federal	—%	(6.8)%
Other	0.1%	—%
Change in valuation allowance	(20.1)%	(3.3)%
Effective income tax rate	(4.3)%	(0.5)%

The Company has filing obligations in what it considers its U.S. major tax jurisdictions as follows: Nevada, California, Connecticut, Florida, New Jersey, Texas, Virginia, New York State and New York City. The earliest year that the Company is subject to examination is the year ended December 31, 2015.

The Company has approximately $63.6 million of Federal and State Net operating loss (“NOLs”) available to offset future taxable income. The net operating loss carryforwards generated prior to 2018, if not utilized, will expire from 2035 to 2037 for federal and state purposes.

As of June 30, 2023 and December 31, 2022, the Company has determined that it is more likely than not that the Company will not recognize the future tax benefit of the loss carryforwards and has recognized a valuation allowance of $11.2 million and $11.0 million, respectively. The valuation allowance increased by approximately $0.2 million.

Utilization of the net operating loss carryforwards and credits may be subject to a substantial annual limitation due to the ownership change limitations provided by Section 382 and Section 383 of the Internal Revenue Code of 1986, as amended, and similar state provisions. Generally, in addition to certain entity reorganizations, the limitation applies when one or more “5 percent stockholders” increase their ownership, in the aggregate, by more than 50 percentage points over a 36-month time period testing period or beginning the day after the most recent ownership change, if shorter.

Muscle Maker, Inc.

Notes to the Condensed Consolidated Financial Statements (Unaudited)

NOTE 14 – INCOME TAXES

The tax effects of temporary differences that give rise to deferred tax assets and liabilities as of December 31, 2022 and 2021 are presented below:

	For the Years Ended
	December 31,
	2022	2021
Deferred tax assets:
Net operating loss carryforwards	$10,614,916	$10,345,422
Receivable allowance	5,057	18,885
Stock-based compensation	14,825	—
Intangible assets	313,546	662,357
Property and equipment	—	—
Deferred rent	—	12,935
Other carryforwards	279	—
Deferred revenues	204,473	177,191
Leases	31,638	—
Gross deferred tax asset	11,184,734	11,216,790

Deferred tax liabilities:
Property and equipment	(159,762)	(447,944)
Gross deferred tax liabilities	(159,762)	(447,944)

Net deferred tax assets	11,024,972	10,768,846

Valuation allowance	(11,024,972)	(10,768,846)

Net deferred tax asset, net of valuation allowance	$—	$—

The income tax expense for the periods shown consist of the following:

	For the Years Ended
	December 31,
	2022	2021
Federal:
Current	$—	$—
Deferred	—	—
State and local:
Current	24,771	6,033
Deferred	—	—
	24,771	6,033
Change in valuation allowance	—	—

Income tax expense	$24,771	$6,033

MUSCLE MAKER, INC. & SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate for the periods shown, are as follows:

	For the Years Ended
	December 31,
	2022	2021

Federal income tax benefit at statutory rate	21.0%	21.0%
State income tax benefit, net of federal impact	(0.5)%	7.0%
Permanent differences	(0.1)%	(0.0)%
PPP loan forgiveness	0.4%	—
Return to provision adjustments	3.3%	—
Deferred tax asset true up- State	(14.5)%	—
Deferred tax asset true up- Federal	(6.8)%	—
Other	—	(1.7)%
Change in valuation allowance	(3.3)%	(26.3)%

Effective income tax rate	(0.5)%	0.0%

The Company has filing obligations in what it considers its U.S. major tax jurisdictions as follows: Nevada, California, Connecticut, Florida, New Jersey, Texas, Virginia, New York State and New York City. The earliest year that the Company is subject to examination is the year ended December 31, 2015.

The Company has approximately $63.2 million of Federal and State Net operating loss (“NOLs”) available to offset future taxable income. The net operating loss carryforwards generated prior to 2018, if not utilized, will expire from 2035 to 2037 for federal and state purposes.

As of December 31, 2022 and 2021, the Company has determined that it is more likely than not that the Company will not recognize the future tax benefit of the loss carryforwards and has recognized a valuation allowance of $11,024,972 and $10,768,846, respectively. The valuation allowance increased by approximately $256,126.

Utilization of the net operating loss carryforwards and credits may be subject to a substantial annual limitation due to the ownership change limitations provided by Section 382 and Section 383 of the Internal Revenue Code of 1986, as amended, and similar state provisions. Generally, in addition to certain entity reorganizations, the limitation applies when one or more “5 percent stockholders” increase their ownership, in the aggregate, by more than 50 percentage points over a 36-month time period testing period or beginning the day after the most recent ownership change, if shorter.